SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 28, 2025 CNY (¥)	Feb. 29, 2024 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Debt securities held-to-maturity allowance for credit losses	$ 0	$ 0	$ 0
Loss on change in fair value		1,016	8,624
Impairment loss		4,840
Deferred contract cost	16,347	7,853
Amortization expenses	8,804	4,698	2,353
Contract liabilities of deferred revenue	671,227	428,279
Advertising costs	305,911	147,264	41,956
Foreign currency translation, exchange gain (loss)	$ 3,005	$ (13,355)	$ (36,933)
Cash and cash equivalents | ¥				¥ 880,776	¥ 1,088,500
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SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	6.00%
Minimum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	3.00%
Minimum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)	20.00%			20.00%
Maximum
SIGNIFICANT ACCOUNTING POLICIES
VAT (as a percent)	13.00%
Maximum | Equity Securities Without Readily Determinable Fair Value
SIGNIFICANT ACCOUNTING POLICIES
Ownership percentage (as a percent)	50.00%			50.00%